Shareholder Fees - Class R Shares	May 28, 2026 USD ($)
Potomac Managed Volatility Fund
Prospectus [Line Items]
Redemption Fee	$ 0
Potomac Tactical Rotation Fund
Prospectus [Line Items]
Redemption Fee	0
Potomac Tactical Opportunities Fund
Prospectus [Line Items]
Redemption Fee	0
Potomac Defensive Bull Fund
Prospectus [Line Items]
Redemption Fee	0
Potomac Tactically Passive Fund
Prospectus [Line Items]
Redemption Fee	$ 0